Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$456,395,497.39	0.9710542	$427,258,527.81	0.9090607	$29,136,969.58
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$646,725,497.39	0.4879732	$617,588,527.81	0.4659885	$29,136,969.58

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	41.01		40.08
Pool Receivables Balance	$679,877,294.20		$650,079,710.37
Remaining Number of Receivables	53,003		51,953

Adjusted Pool Balance	$666,755,697.77		$637,618,728.19

III. COLLECTIONS

Principal:
Principal Collections	$28,509,286.23
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$832,586.05
Total Principal Collections	$29,341,872.28

Interest:
Interest Collections	$1,818,144.12
Late Fees & Other Charges	$63,542.91
Interest on Repurchase Principal	$-
Total Interest Collections	$1,881,687.03

Collection Account Interest	$4,118.38
Reserve Account Interest	$535.13
Servicer Advances	$-

Total Collections	$31,228,212.82

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$31,228,212.82
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,228,212.82

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$566,564.41	$-	$566,564.41	$566,564.41
Collection Account Interest					$4,118.38
Late Fees & Other Charges					$63,542.91
Total due to Servicer					$634,225.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$342,296.62		$342,296.62
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$465,009.62		$465,009.62	$465,009.62

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$29,969,979.50

9. Regular Principal Distribution Amount:					$29,136,969.58

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$29,136,969.58
Class A-4 Notes				$-
Class A Notes Total:		$29,136,969.58		$29,136,969.58
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$29,136,969.58		$29,136,969.58

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					833,009.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,121,596.43
Beginning Period Amount	$13,121,596.43
Current Period Amortization	$660,614.25
Ending Period Required Amount	$12,460,982.18
Ending Period Amount	$12,460,982.18
Next Distribution Date Required Amount	$11,818,426.42

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.00%	3.14%	3.14%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.32%	51,078	97.66%	$634,894,263.89
30 - 60 Days	1.26%	657	1.74%	$11,319,324.12
61 - 90 Days	0.31%	162	0.43%	$2,821,985.59
91-120 Days	0.10%	51	0.15%	$980,698.42
121 + Days	0.01%	5	0.01%	$63,438.35
Total		51,953		$650,079,710.37

Delinquent Receivables 30+ Days Past Due
Current Period	1.68%	875	2.34%	$15,185,446.48
1st Preceding Collection Period	1.55%	824	2.12%	$14,441,289.82
2nd Preceding Collection Period	1.40%	752	1.92%	$13,584,906.94
3rd Preceding Collection Period	1.40%	766	1.89%	$13,960,961.35
Four-Month Average	1.51%		2.07%

Repossession in Current Period		44		$844,054.62
Repossession Inventory		109		$504,587.15

Current Charge-Offs
Gross Principal of Charge-Offs				$1,288,297.60
Recoveries				$(832,586.05)
Net Loss				$455,711.55

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.80%

Average Pool Balance for Current Period				$664,978,502.28

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.82%
1st Preceding Collection Period				0.56%
2nd Preceding Collection Period				1.09%
3rd Preceding Collection Period				0.32%
Four-Month Average				0.70%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		86	1,568	$26,425,997.49
Recoveries		97	1,299	$(13,489,942.99)
Net Loss				$12,936,054.50
Cumulative Net Loss as a % of Initial Pool Balance				0.95%

Net Loss for Receivables that have experienced a Net Loss *		65	1,365	$12,970,903.05
Average Net Loss for Receivables that have experienced a Net Loss				$9,502.49

Principal Balance of Extensions				$4,383,889.41
Number of Extensions				246

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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